Prepaids, deposits, and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaids, deposits, and other current assets
Schedule of prepaids, deposits, and other current assets

	December 31, 2025	December 31, 2024
	$	$
Prepaid insurance	88,405	105,284
Prepaid membership fees	43,567	79,108
Prepaid listing fees	14,512	3,867
Prepaid software	11,556	28,706
Licensing fees	92,576	90,112
Prepaid rent and related deposits	37,328	15,552
Phase 1b/2a clinical trial deposit	164,657	479,127
Prepaid manufacturing	131,710	—
Vendor deposits	57,338	20,859
	641,649	822,615